Loans - Other Consumer Loans, by Delinquency, Geography and Risk (Details 7) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Other Consumer [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	78,707	80,490
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	1.51%	1.75%
Other Consumer [Member] | Current and less than 30 days past due and still accruing [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	76,551	78,016
Other Consumer [Member] | Past Due And Still Accruing 90 Days Or More Member
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	625
Other Consumer [Member] | Nonaccrual [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	960	1,040
Other Consumer [Member] | Noncriticized [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,816	16,154
Other Consumer [Member] | Criticized Performing [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,018	1,247
Other Consumer [Member] | Criticized Nonaccrual [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	586
Other Consumer [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,660	6,488
Other Consumer [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,748	8,057
Other Consumer [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,082	3,104
Other Consumer [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,310	5,618
Other Consumer [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,254	8,328
Other Consumer [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,777	2,865
Other Consumer [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,659	4,868
Other Consumer [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,525	2,766
Other Consumer [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,394	4,564
Other Consumer [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,143	1,110
Other Consumer [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	32,155	32,722
Other Consumer [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,491	1,725
Other Consumer [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	665	749
Current and less than 30 days past due and still accruing [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,339	47,778
Past Due And Still Accruing 90 Days Or More Member | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	0	0
Nonaccrual [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	111	141
Noncriticized [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,702	5,803
Criticized Performing [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	191	265
Criticized Nonaccrual [Member] | Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1	12
Consumer Loans Auto Financing Receivable [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,796	48,367
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	0.98%	1.22%
Consumer Loans Auto Financing Receivable [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,260	4,307
Consumer Loans Auto Financing Receivable [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,616	3,875
Consumer Loans Auto Financing Receivable [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,526	1,499
Consumer Loans Auto Financing Receivable [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,738	2,961
Consumer Loans Auto Financing Receivable [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,423	4,505
Consumer Loans Auto Financing Receivable [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,833	1,923
Consumer Loans Auto Financing Receivable [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,413	2,608
Consumer Loans Auto Financing Receivable [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,804	1,842
Consumer Loans Auto Financing Receivable [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,308	2,434
Consumer Loans Auto Financing Receivable [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	731	716
Consumer Loans Auto Financing Receivable [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	21,144	21,697
Consumer Loans Auto Financing Receivable [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	450	579
Consumer Loans Auto Financing Receivable [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	7	10
Current and less than 30 days past due and still accruing [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,658	16,240
Past Due And Still Accruing 90 Days Or More Member | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	0	0
Nonaccrual [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	770	832
Noncriticized [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,114	10,351
Criticized Performing [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	827	982
Criticized Nonaccrual [Member] | Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	557	574
Consumer business banking [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	17,141	16,812
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	2.82%	3.40%
Consumer business banking [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,114	851
Consumer business banking [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,865	2,877
Consumer business banking [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,190	1,218
Consumer business banking [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,602	1,647
Consumer business banking [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,612	2,550
Consumer business banking [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	248	220
Consumer business banking [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,331	1,320
Consumer business banking [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	233	422
Consumer business banking [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,387	1,401
Consumer business banking [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	142	115
Consumer business banking [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,417	4,191
Consumer business banking [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	299	351
Consumer business banking [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	184	221
Current and less than 30 days past due and still accruing [Member] | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	13,554	13,998
Past Due And Still Accruing 90 Days Or More Member | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	558	625
Nonaccrual [Member] | Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	79	67
Student And Other Loans [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	14,770	15,311
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	1.68%	1.61%
Student And Other Loans [Member] | California [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,286	1,330
Student And Other Loans [Member] | New York [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,267	1,305
Student And Other Loans [Member] | Arizona [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	366	387
Student And Other Loans [Member] | Ohio [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	970	1,010
Student And Other Loans [Member] | Texas [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,219	1,273
Student And Other Loans [Member] | Florida [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	696	722
Student And Other Loans [Member] | Illinois [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	915	940
Student And Other Loans [Member] | New Jersey [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	488	502
Student And Other Loans [Member] | Michigan [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	699	729
Student And Other Loans [Member] | Washington [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	270	279
Student And Other Loans [Member] | All Other States [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,594	6,834
Student And Other Loans [Member] | 30-119 days past due [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	742	795
Student And Other Loans [Member] | Days Past Due, 120 or More [Member]
Schedule of Loan Credit Quality, by Portfolio Segment and Class, by Geography, Delinquency, Risk Rating [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 474	$ 518